Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.38%
Corporate Revenue Bonds — 23.45%
Allegheny County, Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	$ 2,000,160
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #	1,190,000	833,000
Series A 144A 7.75% 7/1/50 #	20,330,000	14,231,000
Arkansas Steel Development Finance Authority Environmental Improvement Revenue
(United States Steel Corporation Project) 144A 5.45% 9/1/52 (AMT) #	2,000,000	1,988,140
Buckeye, Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	70,995,000	65,146,432
(Senior)
Series A-2 3.00% 6/1/48	1,775,000	1,272,959
Series A-2 4.00% 6/1/48	200,000	174,258
Calhoun County Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,954,398
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	8,450,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	928,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	2,625,000

(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,500,000	3,432,415
Children's Trust Fund, Puerto Rico
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	178,011
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series C 0.711% 6/15/55 ^	50,000,000	4,482,500
Series D 0.122% 6/15/55 ^	250,000,000	18,877,500
NQ-425 [11/22] 01/23 (2682236)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.504% 6/1/60 #, ^	196,565,000	$ 10,758,002
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	12,519,749
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	3,838,960
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,017,260
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	400,000	325,580
(Convention Center Hotel 2nd Tier) Series B 144A 5.00% 1/1/54 #	5,000,000	4,161,900
Golden State Tobacco Securitization Settlement Revenue, California
Series B-2 1.066% 6/1/66 ^	97,500,000	10,496,850
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	2,958,390
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,000,600
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,152,369
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	7,035,000	5,305,234
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	20,630,696
Series F 144A 1.271% 6/1/57 #, ^	238,790,000	10,974,788
Iowa Finance Authority
(Iowa Fertilizer Company Project) 5.00% 12/1/50	9,140,000	8,665,634
Lower Alabama Gas District
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	4,910,000	5,063,438
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,753,910
Series A 5.50% 9/15/23	40,000	40,621
2    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	$ 7,531,301
Maricopa County, Industrial Development Authority
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	3,750,000	3,001,013
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	848,400
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 0.186% 6/1/61 #, ^	487,500,000	17,901,000
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT) #	2,500,000	2,235,425
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,013,320
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,278,014
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,440,000	4,296,943
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	343,170
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	395,496
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	2,455,000	2,467,913
5.375% 8/1/36 (AMT)	1,000,000	1,012,760
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,471,425
NQ-425 [11/22] 01/23 (2682236)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$ 2,000,300
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,408,300
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,573,750
5.25% 12/1/27	2,235,000	2,341,654
5.25% 12/1/28	1,050,000	1,107,435
5.50% 12/1/29	765,000	823,232
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	575,000	552,978
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,860,000	1,887,658
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,068,070
144A 6.35% 7/1/40 #	3,600,000	3,854,304
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,740,954
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,006,797
The City Of Hoover (Alabama) Environmental Improvement Revenue Bonds
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,719,552
Tobacco Securitization Authority of Southern California
(Capital Appreciation-3rd Subordinate Lien) Capital Appreciation Third Subordinate Series D 2.609% 6/1/46 ^	2,230,000	269,406
TSASC, New York
Series A 5.00% 6/1/41	705,000	713,425
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,004,160
4    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	$ 7,838,598
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	3,065,000	3,149,655
Virginia Tobacco Settlement Financing
Series A-1 6.706% 6/1/46	7,870,000	7,170,829
Series B-1 5.00% 6/1/47	2,000,000	1,866,300
Series C 2.949% 6/1/47 ^	95,170,000	22,847,462
Series D 2.20% 6/1/47 ^	179,085,000	41,583,537
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	2,880,000
Wiscosin Public Finance Authority, Hotel Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	10,225,000	9,306,284
		427,748,574
Education Revenue Bonds — 15.99%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,872,064
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,239,330
144A 6.00% 7/1/47 #	4,735,000	4,800,674

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	748,823
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	974,040
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,034,400
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	5,000,000	4,392,850
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,518,450
Arlington, Higher Education Finance
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	2,958,120
NQ-425 [11/22] 01/23 (2682236)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
5.00% 11/1/39	1,000,000	$ 923,580
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	560,326
Series A 144A 5.50% 5/1/48 #	1,500,000	1,473,720
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,294,141
144A 5.75% 2/1/49 #	2,700,000	2,700,513
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	8,250,000	7,825,620
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	28,896,434
Series V-2 2.25% 4/1/51	3,975,000	2,501,786
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,045,240
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	4,851,997
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,562,997
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,576,040
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	592,693
Series A 144A 5.00% 8/1/40 #	605,000	608,382

(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	755,810
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,508,625
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	932,723
Series A 144A 5.00% 7/1/42 #	860,000	813,723
Series A 144A 5.50% 7/1/62 #	1,000,000	936,040

(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,460,760
6    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	$ 1,022,440
Series A 144A 6.375% 6/1/52 #	1,240,000	1,265,371
Series A 144A 6.50% 6/1/62 #	2,300,000	2,343,792

(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,750,455
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,305,596
Series A 144A 4.00% 11/1/55 #	2,500,000	1,705,675
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,007,740
Series A 6.00% 10/1/49	720,000	726,739
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,381,335
Camden County, Improvement Authority Revenue
(Kipp:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,500,000	3,636,395
Capital Trust Agency Educational Facilities Housing Revenue
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,542,800
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,343,469
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,110,160
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,201,122
City of Burbank
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,989,880
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,034,820
NQ-425 [11/22] 01/23 (2682236)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	$ 973,304
144A 5.00% 12/1/55 #	1,720,000	1,388,814

(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	1,500,000	1,332,675
(Skyview Academy Project) 144A 5.375% 7/1/44 #	500,000	491,515
Florida Development Finance Revenue
(Mater Academy Projects) Series A 5.00% 6/15/56	1,630,000	1,589,706
Florida Development Finance Surface Transportation Facility Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,699,493
144A 5.25% 10/1/56 #	1,900,000	1,704,528

(Mater Academy Projects) Series A 4.00% 6/15/52	1,145,000	943,915
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 144A 6.875% 7/1/43 #	2,000,000	2,010,520
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	787,476
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	710,000	722,432
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	471,029
Series A 6.75% 7/1/48	529,150	554,888

(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,002,910
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	681,568
6.125% 2/1/45	1,800,000	1,811,538
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,993,909
8    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	$ 1,779,297
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,285,282
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,073,500
Louisiana Public Facilities Authority
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	996,607
144A 6.25% 6/1/62 #	1,420,000	1,365,856
Louisiana Public Facilities Authority Revenue
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	944,890
Series A 144A 6.375% 6/1/62 #	1,330,000	1,242,513

(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,502,775
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,622,080
Series A 144A 6.375% 6/1/52 #	1,000,000	954,730
Series A 144A 6.50% 6/1/62 #	2,000,000	1,892,000
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,445,774
Macon-Bibb County, Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,251
Series A 144A 6.00% 6/15/52 #	1,530,000	1,535,722
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,583,343
Miami-Dade County, Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,002,950
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,390
NQ-425 [11/22] 01/23 (2682236)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	$ 1,734,860
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	851,706
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,579,911
Series A 144A 5.125% 12/15/45 #	2,515,000	2,383,164
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,251,413
New York State Dormitory Authority
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,320,744
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,280,922
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,562,823
Phoenix, Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,707,480
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,864,140

(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	421,407
Phoenix, Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	988,880
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	345,700
144A 4.00% 6/15/57 #	4,000,000	2,765,600
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	465,020
144A 5.75% 5/1/50 #	2,530,000	2,339,997
10    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	$ 2,223,025
144A 5.00% 7/1/55 #	2,500,000	2,174,675
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	719,628
Series A 5.00% 8/15/46	1,000,000	904,700
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,707,888
Series A 144A 4.00% 6/1/56 #	1,530,000	1,052,487

(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,032,000
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,284,522
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,129,178
University of Texas System Board of Regents
Series B 5.00% 8/15/49	25,460,000	29,290,457
University of Virginia
Series A 2.18% 11/1/51	10,000,000	6,038,600
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,215,992
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	928,680
Series A 144A 5.00% 6/15/50 #	2,200,000	1,926,628
Wiscosin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,317,641
Series A 5.75% 12/1/48	2,576,272	2,231,876
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	38,914
NQ-425 [11/22] 01/23 (2682236)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wiscosin Public Finance Authority Revenue
(Minnesota College of Osteopathic Medicine)
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	$ 25,000

(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,491,659
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	435,000	412,593
Series A 144A 5.00% 6/15/39 #	500,000	477,240
Series A 144A 5.00% 6/15/49 #	1,100,000	998,074
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	408,763
		291,691,857
Electric Revenue Bonds — 3.78%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,182,627
Guam Power Authority Revenue
Series A 5.00% 10/1/44	6,000,000	6,121,080
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	1,235,000	1,264,541
Series A 5.00% 10/1/42	2,000,000	2,043,620
Series A 5.00% 10/1/43	2,650,000	2,704,935
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	6,375,100
Series A 5.05% 7/1/42 ‡	4,590,000	3,385,125
Series A 6.75% 7/1/36 ‡	1,500,000	1,136,250
Series AAA 5.25% 7/1/25 ‡	925,000	686,813
Series AAA 5.25% 7/1/26 ‡	1,030,000	764,775
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,957,525
Series AAA 5.25% 7/1/28 ‡	1,205,000	894,713
Series CCC 5.25% 7/1/27 ‡	5,525,000	4,102,312
Series TT 5.00% 7/1/37 ‡	1,500,000	1,110,000
Series WW 5.00% 7/1/28 ‡	3,405,000	2,519,700
Series WW 5.25% 7/1/25 ‡	1,530,000	1,136,025
Series WW 5.25% 7/1/33 ‡	830,000	616,275
Series WW 5.50% 7/1/38 ‡	9,325,000	6,958,781
Series XX 4.75% 7/1/26 ‡	920,000	677,350
12    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	9,795,000	$ 7,272,787
Series XX 5.75% 7/1/36 ‡	5,840,000	4,380,000
Series ZZ 4.75% 7/1/27 ‡	760,000	559,550
Series ZZ 5.25% 7/1/24 ‡	1,275,000	946,688
Series ZZ 5.25% 7/1/26 ‡	7,005,000	5,201,212
		68,997,784
Healthcare Revenue Bonds — 16.17%
Apple Valley
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,401,202
Series B 5.25% 1/1/37	420,000	295,890

(Senior Living, LLC Project 4th Tier) Series D 7.25% 1/1/52	7,410,000	4,665,929
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier) Series A 5.00% 1/1/54	2,595,000	1,647,099
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	569,390
Series B 5.125% 1/1/54	1,130,000	637,071

(Great Lakes Senior Living Communities LLC Project 3rd Tier) Series C 144A 5.00% 1/1/49 #	1,000,000	528,400
(Great Lakes Senior Living Communities LLC Project 4th Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	1,469,950
Berks County, Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/50	5,105,000	3,398,501
Birmingham, Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,759,442
5.75% 6/1/35	1,500,000	1,405,950
5.75% 6/1/45	2,500,000	2,218,050
6.00% 6/1/50	2,650,000	2,378,746
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	1,245,000	1,473,856
NQ-425 [11/22] 01/23 (2682236)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51	6,580,000	$ 4,923,353
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	5,543,083
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	7,715,900
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,023,568
Series A 144A 6.625% 1/1/32 #	500,000	497,275
Series A 144A 6.875% 1/1/42 #	1,500,000	1,444,065

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	501,930
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57	2,000,000	2,112,760
(Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	5,000,000	5,041,100
Camden County, Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,056,765
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	1,746,875
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	887,820
Series A 5.375% 11/15/55	1,000,000	892,350
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	382,130
(American Baptist) 8.00% 8/1/43	2,500,000	2,537,125
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,985,000	1,263,552
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	504,830
14    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	$ 616,800
Series A 144A 5.75% 12/1/35 #	1,150,000	883,856
Series A 144A 6.125% 12/1/45 #	1,200,000	863,772
Series A 144A 6.25% 12/1/50 #	560,000	398,910
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,026,880
5.50% 2/15/52	4,930,000	5,004,147
5.50% 2/15/57	6,365,000	6,453,537
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	489,871
Series C 4.00% 9/1/34	987,000	903,450
Series C 4.00% 9/1/44	2,036,000	1,694,420
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	738,483
5.25% 11/15/51	1,350,000	948,672
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Cantebury Richmond) Series A 5.00% 10/1/52	2,025,000	2,100,431
Hospital Facilities Authority of Multnomah County
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,350,344
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,225,370
Series A 4.00% 3/1/51	2,000,000	1,784,760
Series A 5.00% 3/1/33	485,000	517,801

(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	400,655
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,078,480
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	675,054
NQ-425 [11/22] 01/23 (2682236)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/54	5,910,000	$ 4,065,371
5.50% 5/15/54	3,375,000	2,433,206
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,835,350
Series A 144A 5.60% 1/1/56 #	2,630,000	1,865,485
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,373,348
5.25% 8/1/55	2,500,000	1,940,775
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	411,105
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/52	1,600,000	1,272,560
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,190,017
5.75% 11/15/45	3,000,000	2,620,770
5.75% 11/15/50	1,600,000	1,368,064
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	5,000,000	4,127,300
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,185,400
Series A 5.75% 8/15/55	1,500,000	1,283,850
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,473,520
Series A 5.00% 1/1/55	2,635,000	1,790,430
Maricopa County, Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	3,995,079
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group) Series A 3.00% 12/1/49	5,000,000	3,630,100
16    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$ 2,461,470
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,484,187
5.375% 1/1/50	6,250,000	5,792,812
Series A 5.375% 1/1/51	2,000,000	1,848,980
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,935,000	7,556,508
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,386,180
Series A 144A 5.625% 7/1/46 #	1,000,000	925,680
Series A 144A 5.75% 7/1/54 #	2,000,000	1,844,780
New Hope, Texas Cultural Education Facilities Finance
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,804,460
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	98,070
Series A-2 7.50% 11/15/36	745,000	638,852
Series B 2.00% 11/15/61 ~, •	3,057,788	1,413,035
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46 ‡	660,000	462,000
Series A1 5.00% 7/1/51 ‡	1,575,000	1,102,500
Series B 4.00% 7/1/31	635,000	349,250
Series B 4.75% 7/1/51	1,915,000	1,053,250
Series C 5.00% 7/1/31	250,000	125,000
Series C 5.25% 7/1/36	350,000	175,000
Series C 5.75% 7/1/51	2,250,000	1,125,000
Series D 6.00% 7/1/26	90,000	40,500
Series D 7.00% 7/1/51	1,350,000	607,500

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,945,550
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	8,830,000	6,859,144
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	947,280
NQ-425 [11/22] 01/23 (2682236)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(The Outlook at Windhaven Project)
Series A 6.875% 10/1/57	6,500,000	$ 6,151,795
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,392,094
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,786,660
New York State Dormitory Authority
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,080,750
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,800,350
Northampton County, Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,587,031
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	2,901,096
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	3,988,100
Prince George's County
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,729,060
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,526,375
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	1,648,820
Series A 5.75% 11/15/54	6,000,000	5,047,200
18    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	$ 3,293,111
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	747,394
5.50% 12/1/43	1,250,000	1,252,963
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	559,260
Series A 5.125% 8/15/45	1,800,000	1,572,462
Tarrant County, Texas Cultural Education Facilities Finance
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	5,000,000	4,288,550
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,269,620
Series A 6.75% 11/15/52	3,300,000	3,322,440
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,902,170
Series A 144A 6.125% 10/1/52 #	2,570,000	2,240,911
Topeka City Kansas Healthcare Facilities
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,507,740
Series A 6.50% 12/1/52	2,000,000	2,010,200
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	21,697,342
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,293,920
Westminster Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	625,000	629,331
Series A 6.00% 7/1/34	1,000,000	1,012,390
Series A 6.125% 7/1/39	750,000	758,993
Series A 6.25% 7/1/44	2,500,000	2,529,750
NQ-425 [11/22] 01/23 (2682236)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	$ 751,910
Series B 5.00% 7/1/53	945,000	687,582
Series C 7.00% 7/1/43	1,000,000	640,620
Series C 7.50% 7/1/53	1,000,000	651,970
(St. Camillus Health System)
Series A 5.00% 11/1/46	1,000,000	848,020
Series A 5.00% 11/1/54	3,500,000	2,856,910
Wiscosin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	915,562
Series A 144A 5.125% 6/1/48 #	1,375,000	1,255,622
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,059,350
Yamhill County Hospital Authority
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,240,768
		294,926,964
Housing Revenue Bonds — 0.20%
City of Dallas Housing Finance
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,979,040
CSCDA Community Improvement Authority Revenue
(Jefferson-Anaheim) Series A-2 3.125% 8/1/56 #	1,500,000	996,765
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	760,650
		3,736,455
Lease Revenue Bonds — 3.62%
Baltimore, Special Obligation Subordinate Revenue
(Harbor Point Project) 144A 5.00% 6/1/51	1,000,000	942,280
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,882,238
Los Angeles County Public Works Financing Authority
Series A 3.00% 12/1/50	11,000,000	8,532,480
20    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	$ 4,143,187
Series A 5.00% 6/15/57	3,975,000	3,961,843
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 4.00% 6/15/52	6,980,000	5,926,858
New Jersey Transportation Trust Fund Authority
5.50% 6/15/50	4,250,000	4,563,200
Series AA 4.00% 6/15/50	2,945,000	2,656,626
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,048,180
Series AA 5.00% 6/15/44	2,900,000	2,917,806
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,036,787
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	9,000,000	8,506,800
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	14,500,000	14,653,410
Phoenix, Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	1,000,730
5.375% 2/1/41	1,300,000	1,295,775
		66,068,200
Local General Obligation Bonds — 2.38%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,298,240
Series 2005D 5.50% 1/1/40	3,000,000	3,021,480
Series 2007E 5.50% 1/1/42	1,900,000	1,913,623
Series 2007F 5.50% 1/1/42	1,250,000	1,258,962
Series A 5.50% 1/1/49	770,000	781,073
Series C 5.00% 1/1/26	500,000	508,720
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,719,675
Series G 5.00% 12/1/44	2,545,000	2,417,979
Series H 5.00% 12/1/46	4,225,000	3,988,315
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,349,641
Series B 4.00% 12/1/40	2,000,000	1,733,820
NQ-425 [11/22] 01/23 (2682236)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Galveston Texas Independent School District Unlimited Tax Building
4.00% 2/1/47 (PSF)	7,500,000	$ 7,416,525
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	3,633,792
144A 4.625% 6/1/57 #	4,690,000	3,475,900
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	860,940
		43,378,685
Pre-Refunded/Escrowed to Maturity Bonds — 2.27%
Blythe Township, Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,900,000	3,376,673
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,477,898
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30-23 §	1,000,000	1,011,900
Florida Development Finance Revenue
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33-23 §	490,000	501,020
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 6.00% 1/15/49-24 §	7,690,000	7,985,834
Henderson, Nevada Public Improvement Trust
(Touro College & University System) Series A 5.50% 1/1/39-24 §	560,000	583,543
Kanawha, West Virginia
(West Virginia University Foundation Project) 144A 6.75% 7/1/45-23 #, §	2,500,000	2,558,100
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	1,827,036
Series A 6.00% 7/1/53-23 §	1,290,000	1,311,066
Nampa, Idaho Development Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,121,075
22    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	$ 5,322,950
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,016,630
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,475,891
7.125% 11/1/43-23 §	2,500,000	2,598,400
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,091,730
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,957,521
Wiscosin Public Finance Authority Revenue
(Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,110,340
		41,327,607
Resource Recovery Revenue Bonds — 0.58%
Brazoria County, Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,930,100
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,076,595
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	6,524,388
		10,531,083
Special Tax Revenue Bonds — 16.25%
Allentown, Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	6,530,000	6,066,370
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	1,915,000	1,856,841
NQ-425 [11/22] 01/23 (2682236)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$ 991,850
144A 5.40% 3/1/45 #	2,000,000	1,966,760
City & County of San Francisco, California Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	1,000,000	713,630
Commonwealth of Puerto Rico
(Subordinate)
0.01% 11/1/51 •	14,007,998	4,972,839
3.035% 11/1/43 •	98,972,910	45,156,391
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,141,034
Detroit, Michigan
(Taxable) Series B 2.169% 6/15/34 ‡	14,268,501	12,841,651
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,492,600
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	64,710,685	54,195,199
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,706,140
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,172,700
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	223,836
3.50% 9/1/45	720,000	514,872
4.00% 9/1/51	500,000	387,485
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,390,000	1,244,467
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,005,000	2,509,356
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,855,000	1,549,036
24    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Maricopa County, Industrial Development Authority
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	5,000,000	$ 4,663,650
Massachusetts Bay Transportation Authority
(Sustainability Bonds) Series A 5.00% 7/1/52	5,000,000	5,509,350
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	2,655,000	2,677,355
Midtown Miami, Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	491,925
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	942,380
Series A 5.50% 8/1/35	1,300,000	1,194,726
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Series A-3 3.00% 5/1/45	4,000,000	3,196,640
New York City, New York Transitional Finance Authority Future Tax Secured
Series A-1 5.25% 8/1/42	6,425,000	7,139,717
New York State Thruway Authority
Series A-1 3.00% 3/15/50	3,640,000	2,777,902
Series A-1 4.00% 3/15/56	2,380,000	2,177,272
New York State Urban Development
(General Purpose) Series A 3.00% 3/15/50	3,310,000	2,521,293
Northampton County, Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,955,000	1,977,756
Prairie Center Metropolitan District No 3
Series A 144A 5.00% 12/15/41 #	2,000,000	1,869,420
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1 0.077% 7/1/46 ^	59,225,000	14,925,884
(Restructured)
Series A-1 0.109% 7/1/51 ^	49,254,000	9,267,633
Series A-1 4.75% 7/1/53	49,755,000	45,461,143
Series A-1 5.00% 7/1/58	2,860,000	2,713,597
Series A-2 4.536% 7/1/53	1,022,000	891,675
Series A-2 4.784% 7/1/58	10,622,000	9,709,570
NQ-425 [11/22] 01/23 (2682236)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series B-1 4.75% 7/1/53	135,000	$ 123,349
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	705,000	687,361
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue
Series A 3.00% 7/1/44	2,000,000	1,627,720
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	953,841
Series A 144A 5.25% 9/1/45 #	3,540,000	3,136,405
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	340,000	340,017
Wiscosin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,226,084
(Mclemore Hotel & Conference Center) Series B 144A 6.50% 6/1/56 #	1,000,000	799,630
(Mclemore Hotel And Conference Center) Series A 144A 4.50% 6/1/56 #	13,000,000	9,714,120
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	924,840
Series A 6.125% 6/15/57	1,000,000	925,470
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,247,780
		296,518,562
State General Obligation Bonds — 6.16%
California State
5.00% 12/1/22	250,000	250,000
5.00% 11/1/30	1,030,000	1,200,918

(Forward Delivery) 4.00% 9/1/29	3,950,000	4,267,422
(Various Purpose)
4.00% 10/1/36	5,055,000	5,268,473
26    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 4/1/42	3,000,000	$ 3,368,310
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,525,100
Series D 4.00% 11/1/35	5,000,000	5,213,250
Commonwealth of Puerto Rico
(Restructured)
Series A 0.675% 7/1/33 ^	8,262,818	4,535,626
Series A-1 4.00% 7/1/37	5,759,631	4,813,727
Series A-1 4.00% 7/1/41	20,590,286	16,548,825
Series A-1 4.00% 7/1/46	15,159,000	11,707,902
Illinois State
5.00% 1/1/28	1,190,000	1,223,808
5.00% 11/1/36	2,245,000	2,284,332
5.50% 5/1/39	6,000,000	6,333,420
Series A 5.00% 4/1/38	2,805,000	2,808,310
Series A 5.125% 12/1/29	1,310,000	1,373,928
Series A 5.50% 3/1/47	9,700,000	10,116,421
Series B 3.00% 12/1/41	2,605,000	1,968,182
Series C 4.00% 10/1/41	400,000	354,808
Series C 4.00% 10/1/42	1,000,000	880,200
Series C 5.00% 11/1/29	4,600,000	4,795,776
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,000,000	1,884,060
Series B 4.00% 11/1/39	1,225,000	1,111,626
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,202,034
Washington State
Series A 5.00% 8/1/44	4,540,000	4,984,466
Series A-2 5.00% 8/1/43	6,635,000	7,368,366
		112,389,290
Transportation Revenue Bonds — 4.59%
Atlanta, Airport Revenue
Series B 5.00% 7/1/52 (AMT)	2,000,000	2,049,580
Chicago, Illinois O'Hare International Airport
(General-Airport-Senior Lien) Series B 4.00% 1/1/44	3,000,000	2,828,280
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,508,400
NQ-425 [11/22] 01/23 (2682236)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,000,000	$ 4,969,050
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien) Series A 4.00% 1/15/46	3,560,000	3,277,799
Georgia Ports Authority
4.00% 7/1/52	4,000,000	3,783,760
Grand Parkway Transportation
(First Tier) 3.00% 10/1/50	3,500,000	2,556,260
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,014,010
Los Angeles Department of Airports
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,197,720
Metropolitan Nashville Airport Authority
Series B 5.50% 7/1/52	1,500,000	1,600,425
Metropolitan Transportation Authority Revenue
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,050,050
New York State Thruway Authority
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,444,049
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	14,340,000	13,108,768
5.00% 10/1/40 (AMT)	3,400,000	3,399,762

(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/41	4,920,000	4,864,945
Phoenix, Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	30,794
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,170,750
28    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	$ 1,968,795
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,230,790
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,594,640
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	1,964,560
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	13,780,000	13,688,638
(NTE Mobility) 7.00% 12/31/38 (AMT)	1,335,000	1,367,267
		83,669,092
Water & Sewer Revenue Bonds — 1.94%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	189,578
5.00% 11/1/28	30,000	31,211
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,583,250
(Sub Lien-Warrants) Series D 7.00% 10/1/51	5,000,000	5,383,700
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,812,100
Tampa FL Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	15,000,000	16,567,950
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	5,878,442
		35,446,231
Total Municipal Bonds (cost $1,897,818,758)		1,776,430,384

NQ-425 [11/22] 01/23 (2682236)    29

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.72%
Variable Rate Demand Notes — 1.72%¤
California Statewide Communities Development Authority Revenue
Series B 0.70% 8/15/47 (SPA - Wells Fargo Bank, N.A.)	2,800,000	$ 2,800,000
Los Angeles, California Department of Water & Power Revenue
Series A-2 0.60% 7/1/45 (SPA - TD Bank N.A.)	7,375,000	7,375,000
Metropolitan Washington, D.C. Airports Authority
VAR-SUBSER D-2 Series D-2 1.00% 10/1/39 (SPA - TD Bank N.A.)	950,000	950,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series C 1.00% 12/1/30	200,000	200,000
Series E 1.00% 12/1/30	850,000	850,000
Series F 1.00% 12/1/30	950,000	950,000
Series H 1.00% 11/1/35	700,000	700,000
Series I 1.00% 11/1/35	1,300,000	1,300,000
Mississippi Development Bank
1.00% 12/1/39 (SPA - Chevron Corp)	3,200,000	3,200,000
New York City
Series D-4 1.00% 8/1/40 (LOC - TD Bank N.A.)•	700,000	700,000
Subordinate Series E-5 1.00% 3/1/48 (LOC - TD Bank, N.A.)	350,000	350,000
New York City Water & Sewer System
Series W 1.00% 6/15/33 (SPA - Bank of America N.A)	1,900,000	1,900,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 1.00% 8/1/34 (LOC - TD Bank N.A.)	5,500,000	5,500,000
Phoenix, Industrial Development Authority Healthcare Revenue
(Mayo Clinic) Series B 0.97% 11/15/52 (SPA - Northern Trust)	1,750,000	1,750,000
30    NQ-425 [11/22] 01/23 (2682236)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Michigan
0.95% 12/1/24	2,765,000	$ 2,765,000
Total Short-Term Investments (cost $31,290,000)		31,290,000
Total Value of Securities—99.10% (cost $1,929,108,758)		1,807,720,384

Receivables and Other Assets Net of Liabilities—0.90%		16,457,991
Net Assets Applicable to 183,246,203 Shares Outstanding—100.00%		$1,824,178,375
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $457,787,100, which represents 25.10% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
NQ-425 [11/22] 01/23 (2682236)    31

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
32    NQ-425 [11/22] 01/23 (2682236)